Loans (TDR Number Of Contracts Modified And Recorded Investment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Number Of Contracts	193
Recorded Investment	$ 90,014
Commercial, Financial And Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Number Of Contracts	56
Recorded Investment	24,100
Construction Real Estate - Vision Commercial Land And Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Number Of Contracts	12
Recorded Investment	4,268
Construction Real Estate - Remaining Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Number Of Contracts	24
Recorded Investment	18,602
Construction Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Number Of Contracts	1
Recorded Investment	66
Residential Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Number Of Contracts	30
Recorded Investment	29,595
Residential Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Number Of Contracts	37
Recorded Investment	5,925
Residential Real Estate - HELOC [Member]
Financing Receivable, Recorded Investment [Line Items]
Number Of Contracts	2
Recorded Investment	56
Residential Real Estate - Installment [Member]
Financing Receivable, Recorded Investment [Line Items]
Number Of Contracts	7
Recorded Investment	221
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Number Of Contracts	23
Recorded Investment	7,163
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Number Of Contracts	1
Recorded Investment	$ 18